Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Gross written premiums		$ 4,673.2		$ 4,609.3		$ 3,967.6
Net written premiums		2,836.0		2,942.6		2,581.9
Gross earned premiums		4,602.2		4,387.8		4,006.8
Net earned premiums	[1]	2,831.9		2,889.7		2,614.5
Losses and loss adjustment expenses	[1]	(1,546.7)		(1,717.8)		(1,553.0)
Acquisition costs		(422.4)		(420.2)		(380.2)
General and administrative expenses		(492.0)		(405.9)		(354.5)
Underwriting income (loss)		370.8		345.8		326.8
Corporate and other expenses		(102.6)		(97.3)		(114.0)
Non-operating expenses (1)		(76.8)		(29.9)		(35.1)
Net Investment Income		326.3	[2]	318.0		275.7
Gain (loss) on investments		61.4		52.6		75.9
Realized and unrealized investment losses (3)	[3]	(72.3)		(102.1)		(61.4)
Change in fair value of derivatives		47.5		(21.1)		26.1
Interest expense		(31.7)		(62.1)		(55.2)
Net realized and unrealized foreign exchange losses		(78.5)		60.2		(36.2)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest		444.1		464.1		402.6
Income tax (expense)/benefit		(103.9)		22.0		132.1
Net income/(loss)		340.2		486.1		534.7
Liability for Claims and Claims Adjustment Expense		8,725.0	[4]	8,122.6	[4]	7,810.6	$ 7,710.9
Net reserve for losses and loss adjustment expenses at the start of the year		$ 4,443.1		$ 3,950.6		$ 3,232.8	$ 2,813.2
Ratios
Loss ratio		54.60%		59.40%		59.40%
Acquisition cost ratio		14.90%		14.50%		14.50%
General and administrative expense ratio		17.40%		14.00%		13.60%
Expense ratio		32.30%		28.50%		28.10%
Combined ratio		86.90%		87.90%		87.50%
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums		$ 1,604.9		$ 1,666.9		$ 1,483.9
Net earned premiums		1,623.8		1,584.0		1,460.0
Liability for Claims and Claims Adjustment Expense		2,509.0		2,259.1		1,859.7
Net reserve for losses and loss adjustment expenses at the start of the year		$ 2,509.0		$ 2,259.1		$ 1,859.7
Ratios
Loss ratio		53.20%		61.60%		64.50%
Acquisition cost ratio		15.00%		12.20%		11.80%
General and administrative expense ratio		18.70%		16.70%		16.00%
Expense ratio		33.70%		28.90%		27.80%
Combined ratio		86.90%		90.50%		92.30%
Insurance
Segment Reporting Information [Line Items]
Net written premiums		$ 1,231.1		$ 1,275.7		$ 1,098.0
Net earned premiums		1,208.1		1,305.7		1,154.5
Liability for Claims and Claims Adjustment Expense		1,934.1		1,691.5		1,373.1
Net reserve for losses and loss adjustment expenses at the start of the year		$ 1,934.1		$ 1,691.5		$ 1,373.1
Ratios
Loss ratio		56.50%		56.80%		52.90%
Acquisition cost ratio		14.80%		17.40%		18.10%
General and administrative expense ratio		15.60%		10.90%		10.40%
Expense ratio		30.40%		28.30%		28.50%
Combined ratio		86.90%		85.10%		81.40%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums		$ 2,768.1		$ 2,723.5		$ 2,446.6
Net written premiums		1,604.9		1,666.9		1,483.9
Gross earned premiums		2,752.2		2,565.7		2,444.8
Net earned premiums		1,623.8		1,584.0		1,460.0
Losses and loss adjustment expenses		(864.4)		(976.5)		(941.9)
Acquisition costs		(243.4)		(193.2)		(171.6)
General and administrative expenses		(303.3)		(264.2)		(233.9)
Underwriting income (loss)		212.7		150.1		112.6
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums		1,905.1		1,885.8		1,521.0
Net written premiums		1,231.1		1,275.7		1,098.0
Gross earned premiums		1,850.0		1,822.1		1,562.0
Net earned premiums		1,208.1		1,305.7		1,154.5
Losses and loss adjustment expenses		(682.3)		(741.3)		(611.1)
Acquisition costs		(179.0)		(227.0)		(208.6)
General and administrative expenses		(188.7)		(141.7)		(120.6)
Underwriting income (loss)		$ 158.1		$ 195.7		$ 214.2

[1]	Net earned premiums and losses and loss adjustment expenses include related party balances of $5.9 million and $3.7 million, respectively, for the twelve months ended December 31, 2025. Refer to Note 20, “Related Party Transactions” for further details.
[2]	Net investment income includes related party net investment income of $13.6 million (2024 — $15.2 million, 2023 — $19.6 million) and related party investment management fees of $6.4 million (2024 — $9.2 million, 2023 — $9.4 million).
[3]	Realized and unrealized investment gains and losses include losses of $1.7 million on related party investments (2024 — gains of $2.5 million, 2023 — gains of $8.7 million).
[4]	Included within underwriting premiums receivables, reserve for losses and loss adjustment expenses and unearned premiums are related party balances of $1.6 million, $3.7 million and $1.2 million, respectively. Refer to Note 20, “Related Party Transactions” for further details.